Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 29, 2016
Registrant Name	dei_EntityRegistrantName	PRUDENTIAL INVESTMENT PORTFOLIOS, INC. 14
Central Index Key	dei_EntityCentralIndexKey	0000717819
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 05, 2016
Document Effective Date	dei_DocumentEffectiveDate	Aug. 09, 2016
Prospectus Date	rr_ProspectusDate	Aug. 09, 2016